Other Non-Current Liabilities - Summary of Other Non-Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Unrecognized tax benefit	¥ 48,903	$ 7,501	¥ 38,114
Contingent consideration, non-current portion	1,800	455	2,900
Total	¥ 50,703	$ 7,956	¥ 41,014